Schedule of Investments (unaudited) September 30, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (3 mo. LIBOR US + 2.15%), 2.42%, 10/21/28(a)(b)	$500	$489,726
Allegro CLO VI Ltd.(a)(b)
Series 2017-2A, Class B, (3 mo. LIBOR US + 1.50%), 1.77%, 01/17/31	360	349,044
Series 2017-2A, Class C, (3 mo. LIBOR US + 1.80%), 2.07%, 01/17/31	2,400	2,260,776
ALM VII R Ltd.(a)(b)
Series 2013-7R2A, Class A2R2, (3 mo. LIBOR US + 1.65%), 1.93%, 10/15/27	750	737,897
Series 2013-7R2A, Class BR2, (3 mo. LIBOR US + 2.20%), 2.48%, 10/15/27	400	383,143
ALM XVI Ltd./ALM XVI LLC(a)(b)
Series 2015-16A, Class BR2, (3 mo. LIBOR US + 1.90%), 2.18%, 07/15/27	1,000	973,803
Series 2015-16A, Class CR2, (3 mo. LIBOR US + 2.70%), 2.94%, 07/15/27	1,000	968,127
American Airlines Group, Inc., 5.18%, 08/15/23(c)	1,867	1,636,357
Anchorage Capital CLO Ltd.(a)(b)
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 2.42%, 10/13/30	1,000	970,158
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 2.10%, 01/28/31	1,000	968,319
Anchorage Capital CLO R Ltd., Series 2014-3RA, Class D, (3 mo. LIBOR US + 2.60%), 2.85%, 01/28/31(a)(b)	1,000	937,614
Apidos CLO XV, Series 2013-15A, Class DRR, (3 mo. LIBOR US + 2.70%), 2.97%, 04/20/31(a)(b)	1,000	931,833
Apidos CLO XX, Series 2015-20A, Class BRR, (3 mo. LIBOR US + 1.95%), 2.22%, 07/16/31(a)(b)	1,000	942,065
Ares XLIX CLO Ltd., Series 2018-49A, Class D, (3 mo. LIBOR US + 3.00%), 3.26%, 07/22/30(a)(b)	1,000	952,340
ARES XLVII CLO Ltd., Series 2018-47A, Class D, (3 mo. LIBOR US + 2.70%), 2.98%, 04/15/30(a)(b)	1,500	1,402,672
Ares XLVIII CLO Ltd., Series 2018-48A, Class C, (3 mo. LIBOR US + 1.80%), 2.07%, 07/20/30(a)(b)	500	463,300
Ares XXXVII CLO Ltd.(a)(b)
Series 2015-4A, Class A3R, (3 mo. LIBOR US + 1.50%), 1.78%, 10/15/30	1,000	972,697
Series 2015-4A, Class BR, (3 mo. LIBOR US + 1.80%), 2.08%, 10/15/30	1,750	1,660,361
Atlas Senior Loan Fund VII Ltd.(a)(b)
Series 2016-7A, Class A1R, (3 mo. LIBOR US + 1.28%), 1.53%, 11/27/31	1,988	1,962,156
Series 2016-7A, Class B1R, (3 mo. LIBOR US + 1.80%), 2.05%, 11/27/31	550	538,892
Atlas Senior Loan Fund XII Ltd., Series 2018-12A, Class A1, (3 mo. LIBOR US + 1.18%), 1.44%, 10/24/31(a)(b)	400	393,820
Atrium XV, Series 15A, Class C, (3 mo. LIBOR US + 2.20%), 2.46%, 01/23/31(a)(b)	250	235,601
Benefit Street Partners Clo XII Ltd., Series 2017-12A, Class B, (3 mo. LIBOR US + 2.00%), 2.28%, 10/15/30(a)(b)	1,000	942,644
Cedar Funding VI CLO Ltd., Series 2016-6A, Class BR, (3 mo. LIBOR US + 1.60%), 1.87%, 10/20/28(a)(b)	250	244,452

Security	Par (000)	Value

Asset-Backed Securities (continued)
Cent CLO Ltd.(a)(b)
Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 3.16%, 07/16/31	$500	$479,344
Series C17A, Class BR, (3 mo. LIBOR US + 1.85%), 2.12%, 04/30/31	1,000	955,837
CIFC Funding II Ltd.(a)(b)
Series 2013-2A, Class A3LR, (3 mo. LIBOR US + 1.95%), 2.22%, 10/18/30	1,000	964,774
Series 2013-2A, Class B1LR, (3 mo. LIBOR US + 3.05%), 3.32%, 10/18/30	1,000	942,461
CIFC Funding Ltd.(a)(b)
Series 2014-4RA, Class A2, (3 mo. LIBOR US + 1.65%), 1.92%, 10/17/30	600	597,316
Series 2014-4RA, Class B, (3 mo. LIBOR US + 2.20%), 2.47%, 10/17/30	400	385,004
Series 2018-1A, Class C, (3 mo. LIBOR US + 1.75%), 2.02%, 04/18/31	1,000	925,980
Series 2018-1A, Class D, (3 mo. LIBOR US + 2.65%), 2.92%, 04/18/31	1,200	1,121,099
Elevation CLO Ltd., Series 2017-7A, Class C, (3 mo. LIBOR US + 1.90%), 2.18%, 07/15/30(a)(b)	1,500	1,405,352
Galaxy XX CLO Ltd., Series 2015-20A, Class D1R, (3 mo. LIBOR US + 2.60%), 2.87%, 04/20/31(a)(b)	1,000	927,109
Greenwood Park CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.50%), 2.78%, 04/15/31(a)(b)	1,000	932,573
Highbridge Loan Management Ltd.(a)(b)
Series 12A-18, Class B, (3 mo. LIBOR US + 1.85%), 2.12%, 07/18/31	1,250	1,178,963
Series 4A-2014, Class A2R, (3 mo. LIBOR US + 1.50%), 1.75%, 01/28/30	650	630,476
Series 6A-2015, Class BR, (3 mo. LIBOR US + 1.75%), 2.00%, 02/05/31	1,500	1,408,500
Limerock CLO III LLC, Series 2014-3A, Class C, (3 mo. LIBOR US + 3.60%), 3.87%, 10/20/26(a)(b)	1,000	991,076
Long Point Park CLO Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 1.97%, 01/17/30(a)(b)	1,000	949,315
Madison Park Funding XIII Ltd., Series 2014-13A,
Class CR2, (3 mo. LIBOR US + 1.90%), 2.17%, 04/19/30(a)(b)	1,000	945,827
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.20%), 2.44%, 01/27/26(a)(b)	2,000	1,986,845
Madison Park Funding XXVII Ltd.(a)(b)
Series 2018-27A, Class B, (3 mo. LIBOR US + 1.80%), 2.07%, 04/20/30	1,000	943,403
Series 2018-27A, Class C, (3 mo. LIBOR US + 2.60%), 2.87%, 04/20/30	1,000	920,333
Marble Point CLO XI Ltd., Series 2017-2A, Class B, (3 mo. LIBOR US + 1.50%), 1.77%, 12/18/30(a)(b)	1,000	963,949
MP CLO III Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 2.00%), 2.27%, 10/20/30(a)(b)	1,000	952,157
Neuberger Berman CLO XV, Series 2013-15A, Class CR, (3 mo. LIBOR US + 2.05%), 2.33%, 10/15/29(a)(b)	1,000	963,087
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR2, 3.27%, 10/21/30(a)(d)	2,700	2,533,485
Neuberger Berman CLO XXI Ltd.(a)(b)
Series 2016-21A, Class CR, (3 mo. LIBOR US + 1.60%), 1.87%, 04/20/27	1,000	938,301

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Neuberger Berman CLO XXI Ltd.(a)(b) (continued)
Series 2016-21A, Class DR, (3 mo. LIBOR US + 2.40%), 2.67%, 04/20/27	$1,000	$957,045
Neuberger Berman CLO XXII Ltd.(a)(b)
Series 2016-22A, Class BR, (3 mo. LIBOR US + 1.65%), 1.92%, 10/17/30	400	391,288
Series 2016-22A, Class CR, (3 mo. LIBOR US + 2.20%), 2.47%, 10/17/30	1,000	958,299
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2017-26A, Class A, (3 mo. LIBOR US + 1.17%), 1.39%, 10/18/30	2,000	1,983,707
Series 2017-26A, Class B, (3 mo. LIBOR US + 1.50%), 1.77%, 10/18/30	1,000	987,997
Series 2017-26A, Class C, (3 mo. LIBOR US + 1.75%), 2.02%, 10/18/30	1,500	1,428,150
Series 2018-27A, Class D, (3 mo. LIBOR US + 2.60%), 2.88%, 01/15/30	1,000	925,214
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class C, (3 mo. LIBOR US + 2.20%), 2.47%, 12/12/30(a)(b)	300	288,355
OCP CLO Ltd.(a)
Series 2014-6A, Class BR, 2.42%, 10/17/30(d)	500	473,499
Series 2015-10A, Class CR, (3 mo. LIBOR US + 2.60%), 2.84%, 10/26/27(b)	600	569,620
Series 2016-11A, Class BR, (3 mo. LIBOR US + 2.45%), 2.69%, 10/26/30(b)	1,500	1,442,849
Series 2016-12A, Class BR, 2.47%, 10/18/28(d)	1,000	981,340
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.95%), 2.20%, 11/20/30(b)	1,000	936,330
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.85%), 3.13%, 07/15/30(a)(b)	500	466,755
Octagon Investment Partners 34 Ltd., Series 2017-1A, Class B1, (3 mo. LIBOR US + 1.40%), 1.67%, 01/20/30(a)(b)	1,000	966,469
Octagon Investment Partners Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.75%), 3.02%, 01/20/31(a)(b)	1,000	939,641
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class A1AR, (3 mo. LIBOR US + 1.17%), 1.45%, 07/15/29(a)(b)	1,000	993,357
Octagon Investment Partners XVII Ltd.(a)(b)
Series 2013-1A, Class BR2, (3 mo. LIBOR US + 1.40%), 1.64%, 01/25/31	1,000	971,908
Series 2013-1A, Class CR2, (3 mo. LIBOR US + 1.70%), 1.94%, 01/25/31	1,000	922,831
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, (3 mo. LIBOR US + 1.90%), 2.16%, 01/22/30(a)(b)	900	866,924
OHA Credit Partners XII Ltd., Series 2015-12A, Class DR, (3 mo. LIBOR US + 2.90%), 3.16%, 07/23/30(a)(b)	600	558,700
OHA Loan Funding Ltd., Series 2015-1A, Class DR2, (3 mo. LIBOR US + 4.00%), 4.28%, 11/15/32(a)(b)	1,000	989,725
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.90%), 2.17%, 01/20/31(a)(b)	1,800	1,677,553
Palmer Square CLO Ltd.(a)(b) Series 2013-2A, Class A2RR, (3 mo. LIBOR US + 1.75%), 2.02%, 10/17/31	650	640,886

Security	Par (000)	Value

Asset-Backed Securities (continued)
Palmer Square CLO Ltd.(a)(b) (continued)
Series 2013-2A, Class BRR, (3 mo. LIBOR US + 2.20%), 2.47%, 10/17/31	$750	$722,170
Series 2013-2A, Class CRR, (3 mo. LIBOR US + 3.20%), 3.47%, 10/17/31	250	239,014
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 1.72%, 04/18/31	1,500	1,466,213
Series 2019-1A, Class C, (3 mo. LIBOR US + 3.75%), 4.01%, 11/14/32	1,000	991,726
Park Avenue Institutional Advisers CLO Ltd.,
Series 2019-1A, Class C, (3 mo. LIBOR US + 3.85%), 4.13%, 05/15/32(a)(b)	1,500	1,478,140
Recette Clo Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.70%), 1.97%, 10/20/27(a)(b)	1,500	1,472,670
Regatta VII Funding Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.75%), 2.98%, 12/20/28(a)(b)	500	466,525
Regatta XVI Funding Ltd.(a)(b)
Series 2019-2A, Class C, (3 mo. LIBOR US + 2.70%), 2.98%, 01/15/33	1,000	984,006
Series 2019-2A, Class D, (3 mo. LIBOR US + 3.90%), 4.18%, 01/15/33	1,000	999,984
Rockford Tower CLO Ltd.(a)(b)
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 1.41%, 10/20/30	2,000	1,991,901
Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 2.92%, 10/20/30	1,000	927,677
RR Ltd., Series 2018-5A, Class C, (3 mo. LIBOR US + 3.10%), 3.38%, 10/15/31(a)(b)	650	610,350
Sound Point Clo XXI Ltd., Series 2018-3A, Class A1A, (3 mo. LIBOR US + 1.18%), 1.42%, 10/26/31(a)(b)	1,400	1,382,885
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.60%), 2.88%, 01/15/30(a)(b)	1,500	1,413,266
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 1.38%, 01/16/31(a)(b)	2,500	2,466,903
TICP CLO IX Ltd., Series 2017-9A, Class A, (3 mo. LIBOR US + 1.14%), 1.41%, 01/20/31(a)(b)	1,000	990,003
TICP CLO XIII Ltd., Series 2019-13A, Class D, (3 mo. LIBOR US + 3.45%), 3.73%, 07/15/32(a)(b)	500	498,336
York CLO Ltd.(a)(b)
Series 2014-1A, Class ARR, (3 mo. LIBOR US + 1.12%), 1.38%, 10/22/29	2,000	1,980,013
Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.85%), 2.11%, 01/22/31	1,500	1,435,873
Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.60%), 2.86%, 01/22/31	1,800	1,650,152

Total Asset-Backed Securities — 6.8% (Cost: $98,286,753)		94,746,612

Corporate Bonds

Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc., 5.40%, 10/01/48	2,215	2,607,557

Aerospace & Defense — 4.0%
Boeing Co., 5.15%, 05/01/30	6,775	7,615,159
Bombardier, Inc.(a) 8.75%, 12/01/21(e)	1,794	1,817,178
5.75%, 03/15/22	280	271,320
6.00%, 10/15/22	5	4,638
6.13%, 01/15/23	52	44,460
7.50%, 12/01/24	166	127,404

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Bombardier, Inc.(a) (continued) 7.50%, 03/15/25	$114	$85,500
7.88%, 04/15/27(e)	1,527	1,158,138
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(a)	516	436,020
General Dynamics Corp., 4.25%, 04/01/50	1,260	1,645,627
General Electric Co., 3.63%, 05/01/30	2,340	2,423,335
Howmet Aerospace, Inc., 5.13%, 10/01/24	685	726,100
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(a)	1,010	1,054,400
Lockheed Martin Corp., 2.80%, 06/15/50	1,965	2,065,305
Moog, Inc., 4.25%, 12/15/27(a)	320	327,216
Northrop Grumman Corp. 4.03%, 10/15/47	2,400	2,938,424
5.25%, 05/01/50	3,050	4,375,215
Raytheon Technologies Corp., 3.13%, 07/01/50	3,545	3,781,023
Signature Aviation US Holdings, Inc.(a) 5.38%, 05/01/26	441	445,410
4.00%, 03/01/28	541	503,130
TransDigm, Inc.(a) 8.00%, 12/15/25	1,596	1,735,650
6.25%, 03/15/26(e)	15,876	16,579,227
Triumph Group, Inc., 8.88%, 06/01/24(a)	1,536	1,635,840
United Technologies Corp., 4.63%, 11/16/48	2,805	3,663,587
Wolverine Escrow LLC, 9.00%, 11/15/26(a)	249	205,425

		55,664,731

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(a)	43	45,546

Airlines — 0.7%
American Airlines Group, Inc., 5.18%, 10/15/23(c)	2,082	1,686,844
Delta Air Lines Pass-Through Trust, Series 02G1, 6.72%, 01/02/23	2,130	2,052,083
Delta Air Lines, Inc., 7.00%, 05/01/25(a)	174	191,056
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(a)	2,349	2,445,896
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)	2,058	1,637,755
United Airlines Pass-Through Trust, Series B, 4.75%, 04/11/22(e)	2,289	2,102,983

		10,116,617

Auto Components — 1.0%
BorgWarner, Inc., 2.65%, 07/01/27	2,710	2,859,912
Clarios Global LP, 6.75%, 05/15/25(a)	552	580,980
Clarios Global LP/Clarios US Finance Co.(a)
6.25%, 05/15/26(e)	5,334	5,592,966
8.50%, 05/15/27	4,961	5,122,232

		14,156,090

Automobiles — 2.8%
Allison Transmission, Inc.(a) 5.00%, 10/01/24	385	388,873
5.88%, 06/01/29	1,049	1,134,493
Asbury Automotive Group, Inc.(a) 4.50%, 03/01/28	197	198,231
4.75%, 03/01/30	191	192,433
Ford Motor Co., 7.45%, 07/16/31(e)	3,660	4,222,725
Ford Motor Credit Co. LLC 5.88%, 08/02/21(e)	9,420	9,596,625
4.06%, 11/01/24	200	199,750

Security	Par (000)	Value

Automobiles (continued)
Ford Motor Credit Co. LLC (continued) 5.13%, 06/16/25	$1,070	$1,103,438
General Motors Co. 4.88%, 10/02/23	1,875	2,040,249
6.25%, 10/02/43	940	1,113,960
5.95%, 04/01/49(e)	3,455	4,048,347
General Motors Financial Co., Inc. 4.25%, 05/15/23	931	988,997
2.75%, 06/20/25	4,235	4,332,905
Group 1 Automotive, Inc., 4.00%, 08/15/28(a)	360	353,700
Nissan Motor Co. Ltd., 4.81%, 09/17/30(a)	7,125	7,167,784
Penske Automotive Group, Inc. 3.50%, 09/01/25	541	538,795
5.50%, 05/15/26	1,160	1,196,633
Tesla, Inc., 5.30%, 08/15/25(a)	785	812,475

		39,630,413

Banks — 2.4%
CIT Group, Inc., 5.00%, 08/01/23	370	383,875
Credit Suisse AG, 6.50%, 08/08/23(a)(e)	6,000	6,795,000
Fifth Third Bancorp, (3 mo. LIBOR US + 3.03%), 5.10%(f)(g)	5,000	4,601,875
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)(e)	9,840	10,728,244
Santander Holdings USA, Inc., 4.40%, 07/13/27	830	914,216
Truist Financial Corp., Series L, (3 mo. LIBOR US + 3.10%), 5.05%(f)(g)	5,270	5,019,517
Wells Fargo & Co., 5.61%, 01/15/44(e)	4,119	5,621,886

		34,064,613

Banks: Diversified — 0.0%
Encompass Health Corp., 5.75%, 11/01/24	372	372,558

Beverages — 2.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(e)	6,170	7,607,792
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49(e)	5,000	6,721,922
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(a)(h)	2,049	2,038,345
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27(a)	1,437	1,464,303
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a) 5.25%, 04/30/25	472	493,240
4.13%, 08/15/26	1,315	1,333,081
5.25%, 08/15/27	225	229,275
Ball Corp. 5.25%, 07/01/25	30	33,958
4.88%, 03/15/26	352	392,480
2.88%, 08/15/30	907	896,796
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	151	179,124
Keurig Dr. Pepper, Inc., 4.60%, 05/25/28(e)	3,215	3,860,798
Trivium Packaging Finance BV(a)(e) 5.50%, 08/15/26	2,830	2,930,394
8.50%, 08/15/27	2,517	2,713,892

		30,895,400

Biotechnology — 0.6%
Baxalta, Inc., 5.25%, 06/23/45(e)	6,000	8,331,049

Building Materials(a) — 0.3%
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25	722	762,829

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Jeld-Wen, Inc. 4.63%, 12/15/25	$96	$96,480
4.88%, 12/15/27	74	75,410
Masonite International Corp. 5.75%, 09/15/26	282	293,985
5.38%, 02/01/28	271	289,004
Standard Industries, Inc. 5.00%, 02/15/27	303	315,120
4.38%, 07/15/30	1,046	1,072,427
3.38%, 01/15/31	1,435	1,416,338
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29	386	401,922

		4,723,515

Building Products(a) — 0.1%
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26	721	733,618
SRS Distribution, Inc., 8.25%, 07/01/26	674	719,495

		1,453,113

Capital Markets — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.75%, 09/15/24	520	526,500
6.38%, 12/15/25	316	324,837
6.25%, 05/15/26	782	815,235
5.25%, 05/15/27	1,995	2,078,391
Jefferies Financial Group, Inc., 5.50%, 10/18/23(e)	4,000	4,401,899
State Street Corp., (Secured Overnight Financing Rate + 2.65%), 3.15%, 03/30/31(a)(g)	840	958,235

		9,105,097

Chemicals — 2.4%
Atotech Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(a)(h)	500	501,250
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)	715	728,406
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	372	380,370
Chemours Co., 6.63%, 05/15/23	381	385,570
DuPont de Nemours, Inc., 5.42%, 11/15/48(e)	7,500	10,028,630
Element Solutions, Inc., 3.88%, 09/01/28(a)	2,643	2,593,444
GCP Applied Technologies, Inc., 5.50%, 04/15/26(a)	299	304,980
LYB Finance Co. BV, 8.10%, 03/15/27(a)(e)	6,000	7,930,747
NOVA Chemicals Corp., 4.88%, 06/01/24(a)	240	238,278
Nutrition & Biosciences, Inc., 3.47%, 12/01/50(a)	4,765	4,811,112
Valvoline, Inc., 4.25%, 02/15/30(a)	453	462,060
WESCO Distribution, Inc.(a) 7.13%, 06/15/25	1,485	1,617,610
7.25%, 06/15/28	1,354	1,483,544
WR Grace & Co-Conn(a) 5.63%, 10/01/24	1,493	1,586,313
4.88%, 06/15/27	623	643,372

		33,695,686

Commercial Services & Supplies — 1.3%
ADT Security Corp. 4.13%, 06/15/23	174	182,004
4.88%, 07/15/32(a)	1,140	1,151,400
AerCap Global Aviation Trust, (3 mo. LIBOR US + 4.30%), 6.50%, 06/15/45(a)(g)	5,000	4,250,000
ASGN, Inc., 4.63%, 05/15/28(a)	290	291,195
Aviation Capital Group LLC, 6.75%, 04/06/21(a)	7,850	8,002,119

Security	Par (000)	Value

Commercial Services & Supplies (continued)
Herc Holdings, Inc., 5.50%, 07/15/27(a)	$796	$823,581
Prime Security Services Borrower LLC/Prime Finance, Inc.(a) 5.75%, 04/15/26	252	269,484
3.38%, 08/31/27	856	821,114
6.25%, 01/15/28	712	720,900
United Rentals North America, Inc. 4.63%, 10/15/25	461	471,372
3.88%, 11/15/27	381	392,430
4.88%, 01/15/28	777	815,850
5.25%, 01/15/30	44	48,015
4.00%, 07/15/30	344	352,600

		18,592,064

Communications Equipment(a) — 0.3%
Avaya, Inc., 6.13%, 09/15/28	1,254	1,278,578
CommScope Technologies LLC, 6.00%, 06/15/25	696	705,431
CommScope, Inc. 5.50%, 03/01/24	1,114	1,144,713
6.00%, 03/01/26	1,084	1,130,070
8.25%, 03/01/27	69	71,760

		4,330,552

Construction & Engineering(a) — 0.1%
frontdoor, Inc., 6.75%, 08/15/26	272	289,680
ServiceMaster Co. LLC, 5.13%, 11/15/24	413	422,293

		711,973

Construction Materials(a) — 0.9%
American Builders & Contractors Supply Co., Inc.
5.88%, 05/15/26	101	104,788
4.00%, 01/15/28	764	776,415
Core & Main LP, 6.13%, 08/15/25	2,671	2,705,523
HD Supply, Inc., 5.38%, 10/15/26(e)	5,161	5,398,612
IAA, Inc., 5.50%, 06/15/27	1,054	1,097,477
KAR Auction Services, Inc., 5.13%, 06/01/25	446	445,991
Picasso Finance Sub, Inc., 6.13%, 06/15/25	1,015	1,093,297
Williams Scotsman International, Inc., 4.63%, 08/15/28	541	543,186
Wolverine Escrow LLC, 8.50%, 11/15/24	435	356,700

		12,521,989

Consumer Discretionary(a) — 0.1%
Nielsen Finance LLC/Nielsen Finance Co. 5.63%, 10/01/28	768	794,342
5.88%, 10/01/30	589	609,615

		1,403,957

Consumer Finance — 1.8%
Global Payments, Inc., 2.90%, 05/15/30	4,715	5,045,097
HSBC Finance Corp., 6.68%, 01/15/21(e)	5,150	5,209,959
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)	1,575	1,618,076
Navient Corp. 7.25%, 09/25/23	498	514,185
6.13%, 03/25/24	59	59,443
5.00%, 03/15/27	329	308,941
OneMain Finance Corp. 7.13%, 03/15/26	1,231	1,375,273
6.63%, 01/15/28	506	561,559
5.38%, 11/15/29	57	59,280
Refinitiv US Holdings, Inc.(a) 6.25%, 05/15/26(e)	3,374	3,610,180

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Refinitiv US Holdings, Inc.(a) (continued) 8.25%, 11/15/26	$1,389	$1,520,955
Sabre GLBL, Inc., 5.25%, 11/15/23(a)	36	35,190
Verscend Escrow Corp., 9.75%, 08/15/26(a)	3,791	4,121,916
WEX, Inc., 4.75%, 02/01/23(a)	610	610,763

		24,650,817

Containers & Packaging — 1.7%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	224	231,840
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	526	545,725
Graphic Packaging International LLC, 3.50%, 03/01/29(a)	479	481,994
International Paper Co.(e)
8.70%, 06/15/38	4,000	6,171,055
7.30%, 11/15/39	10,000	14,617,084
LABL Escrow Issuer LLC, 6.75%, 07/15/26(a)	742	782,810
Sealed Air Corp., 6.88%, 07/15/33(a)	182	233,415

		23,063,923

Diversified Consumer Services — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)
6.63%, 07/15/26(e)	5,419	5,771,235
9.75%, 07/15/27(e)	1,271	1,380,967
Ascend Learning LLC, 6.88%, 08/01/25	1,611	1,644,138
Garda World Security Corp., 9.50%, 11/01/27(a)	346	363,300
Service Corp. International
5.13%, 06/01/29	468	518,605
3.38%, 08/15/30	585	585,731

		10,263,976

Diversified Financial Services — 4.8%
Ally Financial, Inc., 8.00%, 11/01/31	3,727	5,102,727
Barclays PLC 4.84%, 05/09/28(e)	4,000	4,301,513
(3 mo. LIBOR US + 1.90%), 4.97%, 05/16/29(g)	3,220	3,767,937
Citigroup, Inc.(e) 6.68%, 09/13/43	4,125	6,332,406
Series V, (Secured Overnight Financing Rate + 3.23%), 4.70%(f)(g)	5,465	5,280,556
Credit Suisse Group AG, (5 year USD Swap + 4.60%), 7.50%(a)(f)(g)	3,250	3,542,500
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23(a)	1,084	969,996
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(a)(h)	315	167,087
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)
5.25%, 03/15/22	480	470,544
4.25%, 02/01/27	178	153,970
Lloyds Banking Group PLC, 4.65%, 03/24/26(e)	8,650	9,619,182
Royal Bank of Scotland Group PLC 6.10%, 06/10/23	2,500	2,764,505
6.00%, 12/19/23(e)	10,080	11,336,149
5.13%, 05/28/24(e)	5,250	5,757,401
Spectrum Brands, Inc. 5.75%, 07/15/25	1,002	1,033,062

Security	Par (000)	Value

Diversified Financial Services (continued)
Spectrum Brands, Inc. (continued) 5.00%, 10/01/29(a)	$72	$74,700
UniCredit SPA, (5 year CMT + 4.75%), 5.46%, 06/30/35(a)(g)	6,135	6,250,031

		66,924,266

Diversified Telecommunication Services — 7.4%
AT&T, Inc. 4.65%, 06/01/44	28	31,833
4.35%, 06/15/45	95	106,440
3.50%, 09/15/53(a)(e)	15,960	15,430,512
3.55%, 09/15/55(a)	727	704,589
CenturyLink, Inc. 5.63%, 04/01/25(e)	1,909	2,039,504
5.13%, 12/15/26(a)	1,767	1,815,398
4.00%, 02/15/27(a)	1,436	1,458,847
Series P, 7.60%, 09/15/39	684	772,838
Series S, 6.45%, 06/15/21	1,176	1,206,870
Series U, 7.65%, 03/15/42	1,231	1,375,642
Series Y, 7.50%, 04/01/24(e)	564	631,454
Cincinnati Bell, Inc.(a) 7.00%, 07/15/24	222	228,525
8.00%, 10/15/25	132	139,425
Consolidated Communications, Inc., 6.50%, 10/01/28(a)(i)	444	452,880
Frontier Communications Corp.(a) 8.50%, 04/01/26	499	502,992
8.00%, 04/01/27	3,676	3,663,299
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(a)	1,040	1,055,600
Level 3 Financing, Inc. 5.38%, 05/01/25	614	633,040
4.63%, 09/15/27(a)	1,175	1,207,312
3.63%, 01/15/29(a)	964	951,950
Sprint Capital Corp. 6.88%, 11/15/28	1,709	2,136,250
8.75%, 03/15/32	811	1,187,150
Switch Ltd., 3.75%, 09/15/28(a)	688	694,880
Telecom Italia Capital SA 6.38%, 11/15/33	442	525,980
6.00%, 09/30/34	818	948,880
7.20%, 07/18/36	186	234,583
7.72%, 06/04/38	319	424,270
Telecom Italia SpA, 5.30%, 05/30/24(a)	1,662	1,799,115
Telefonica Emisiones SAU, 5.21%, 03/08/47	5,000	5,941,276
Verizon Communications, Inc.(e) 5.15%, 09/15/23	8,775	9,943,943
6.40%, 09/15/33	9,475	13,743,264
6.55%, 09/15/43	13,225	21,527,402
5.01%, 04/15/49	6,998	10,072,668

		103,588,611

Electric Utilities — 3.4%
Emera, Inc., Series 16-A, (3 mo. LIBOR US + 5.44%), 6.75%, 06/15/76(g)	7,500	8,325,000
NextEra Energy Capital Holdings, Inc., (3 mo. LIBOR US + 2.41%), 4.80%, 12/01/77(g)	5,000	5,368,074
NextEra Energy Operating Partners LP(a) 4.25%, 07/15/24	1,215	1,266,881
4.25%, 09/15/24	290	302,325
4.50%, 09/15/27	108	115,290
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42	2,750	3,892,718

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
PG&E Corp., 5.25%, 07/01/30	$739	$714,983
Pike Corp., 5.50%, 09/01/28(a)	374	376,315
Progress Energy, Inc., 7.00%, 10/30/31(e)	12,000	17,084,630
Puget Energy, Inc. 6.00%, 09/01/21	275	288,182
5.63%, 07/15/22(e)	5,550	5,947,212
Sempra Energy, (5 year CMT + 4.55%), 4.88%(f)(g)	4,375	4,495,312

		48,176,922

Electrical Equipment — 0.1%
Gates Global LLC/Gates Global Co., 6.25%, 01/15/26(a)	714	735,984

Electronic Equipment, Instruments & Components — 0.4%
BWX Technologies, Inc., 5.38%, 07/15/26(a)	737	765,559
CDW LLC/CDW Finance Corp. 5.50%, 12/01/24	1,782	1,944,607
4.13%, 05/01/25	487	502,828
3.25%, 02/15/29	886	882,677
Energizer Holdings, Inc.(a) 6.38%, 07/15/26	198	212,890
7.75%, 01/15/27(e)	236	257,830
4.75%, 06/15/28	693	717,186
4.38%, 03/31/29	41	41,410

		5,324,987

Energy Equipment & Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.(a) 6.88%, 04/01/27	231	221,270
6.25%, 04/01/28	60	56,550
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 04/01/26	655	649,269
6.88%, 09/01/27	815	808,170

		1,735,259

Environmental, Maintenance, & Security Service — 0.5%
Clean Harbors, Inc., 5.13%, 07/15/29(a)	1,278	1,386,464
Covanta Holding Corp., 5.00%, 09/01/30	206	207,916
GFL Environmental, Inc.(a) 3.75%, 08/01/25	587	590,243
7.00%, 06/01/26(e)	1,005	1,059,471
5.13%, 12/15/26(e)	2,020	2,085,852
8.50%, 05/01/27(e)	562	609,770
Tervita Corp., 7.63%, 12/01/21(a)	415	378,687
Waste Pro USA, Inc., 5.50%, 02/15/26(a)	1,010	1,022,110

		7,340,513

Equity Real Estate Investment Trusts (REITs) — 1.8%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(a)	383	301,831
Hilton Domestic Operating Co. Inc., 5.75%, 05/01/28(a)	451	475,241
Hilton Domestic Operating Co., Inc. 4.25%, 09/01/24	633	629,835
5.38%, 05/01/25(a)	319	333,132
5.13%, 05/01/26	1,492	1,535,671
4.88%, 01/15/30	1,979	2,038,370
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23(e)	3,600	3,714,039

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Iron Mountain, Inc.(a) 4.88%, 09/15/27	$606	$617,976
4.88%, 09/15/29	77	78,348
5.25%, 07/15/30	909	947,632
4.50%, 02/15/31	193	194,814
5.63%, 07/15/32	1,024	1,081,344
Marriott International, Inc., Series EE, 5.75%, 05/01/25	1,295	1,445,246
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26	186	190,970
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24	4,627	4,905,916
4.50%, 09/01/26	1,658	1,682,066
4.50%, 01/15/28	430	438,062
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/27	2,841	2,962,311
4.63%, 08/01/29	1,047	1,089,372
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27	1,230	1,133,962

		25,796,138

Food & Staples Retailing — 2.0%
Albertsons Cos., Inc. 5.75%, 03/15/25	246	253,761
5.88%, 02/15/28(a)	928	990,640
4.88%, 02/15/30(a)	389	405,532
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(a)	1,740	1,780,351
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC, 3.25%, 03/15/26(a)	1,296	1,286,047
General Mills, Inc. 4.20%, 04/17/28	620	731,965
2.88%, 04/15/30	725	794,906
Kraft Heinz Foods Co. 3.88%, 05/15/27(a)	127	134,520
4.25%, 03/01/31(a)	1,627	1,785,064
5.00%, 07/15/35	297	341,994
7.13%, 08/01/39(a)(e)	4,415	5,951,140
4.63%, 10/01/39(a)	100	106,165
5.00%, 06/04/42	12	13,141
5.20%, 07/15/45	9	9,839
4.38%, 06/01/46	219	225,007
4.88%, 10/01/49(a)	479	505,497
5.50%, 06/01/50(a)	2,866	3,284,595
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(a)	734	792,720
Post Holdings, Inc.(a) 5.63%, 01/15/28	428	454,147
4.63%, 04/15/30	1,329	1,367,209
Walmart, Inc., 5.25%, 09/01/35(e)	5,150	7,441,319

		28,655,559

Food Products(a) — 0.7%
Aramark Services, Inc. 5.00%, 04/01/25	1,367	1,386,685
6.38%, 05/01/25	1,038	1,081,259
5.00%, 02/01/28	929	935,967
Darling Ingredients, Inc., 5.25%, 04/15/27	479	502,950
JBS USA LUX SA/JBS USA Finance, Inc. 5.88%, 07/15/24	269	274,299
5.75%, 06/15/25	2,093	2,152,755

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Products (continued)
JBS USA LUX SA/JBS USA Finance, Inc. (continued) 6.75%, 02/15/28	$399	$432,915
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29	2,039	2,263,229
Simmons Foods, Inc., 7.75%, 01/15/24	395	413,763

		9,443,822

Health Care Equipment & Supplies — 0.7%
Avantor Funding, Inc., 4.63%, 07/15/28(a)	2,351	2,439,162
Avantor, Inc., 6.00%, 10/01/24(a)(e)	5,881	6,145,645
Hologic, Inc.(a) 4.63%, 02/01/28	226	237,386
3.25%, 02/15/29	292	293,825
Medtronic, Inc., 4.63%, 03/15/45(e)	647	890,669

		10,006,687

Health Care Providers & Services — 4.6%
Aetna, Inc., 3.88%, 08/15/47	3,500	3,909,870
AHP Health Partners, Inc., 9.75%, 07/15/26(a)	460	493,350
Anthem, Inc., 4.55%, 03/01/48(e)	5,000	6,300,473
Centene Corp. 5.25%, 04/01/25(a)	776	806,458
5.38%, 08/15/26(a)	1,457	1,543,218
4.25%, 12/15/27	1,849	1,934,849
4.63%, 12/15/29	3,232	3,486,229
3.38%, 02/15/30	172	178,450
3.00%, 10/15/30(i)	934	952,867
CHS/Community Health Systems, Inc.(a) 8.63%, 01/15/24	1,343	1,336,285
6.63%, 02/15/25	425	411,188
8.00%, 03/15/26	1,340	1,317,220
HCA, Inc. 5.38%, 09/01/26	665	734,825
5.63%, 09/01/28	1,297	1,483,703
5.88%, 02/01/29	420	489,300
3.50%, 09/01/30	2,622	2,671,503
5.25%, 06/15/49	3,500	4,284,493
LifePoint Health, Inc.(a) 6.75%, 04/15/25	409	430,473
4.38%, 02/15/27	491	491,614
Molina Healthcare, Inc. 5.38%, 11/15/22	295	308,275
4.38%, 06/15/28(a)	568	579,644
Polaris Intermediate Corp., (8.50% Cash or 9.25% PIK), 8.50%, 12/01/22(a)(h)	1,054	1,072,160
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health Inc., 9.75%, 12/01/26(a)	72	76,500
Surgery Center Holdings, Inc.(a) 6.75%, 07/01/25	375	373,125
10.00%, 04/15/27	514	547,410
Teleflex, Inc., 4.25%, 06/01/28(a)	906	937,710
Tenet Healthcare Corp. 8.13%, 04/01/22	1,108	1,231,985
4.63%, 07/15/24	1,145	1,150,725
4.63%, 09/01/24(a)	882	889,162
7.50%, 04/01/25(a)	387	416,025
4.88%, 01/01/26(a)(e)	3,913	3,984,060
6.25%, 02/01/27(a)	297	306,566
5.13%, 11/01/27(a)	2,318	2,381,050

Security	Par (000)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued) 4.63%, 06/15/28(a)	$311	$315,478
6.13%, 10/01/28(a)	940	914,150
UnitedHealth Group, Inc., 6.88%, 02/15/38(e)	10,000	16,107,129

		64,847,522

Health Care Technology — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(a)	650	659,295

Hotels, Restaurants & Leisure — 2.3%
1011778 BC ULC/New Red Finance, Inc.(a) 4.25%, 05/15/24	306	311,646
5.75%, 04/15/25	654	698,145
5.00%, 10/15/25(e)	1,619	1,660,058
3.88%, 01/15/28	1,559	1,588,309
4.38%, 01/15/28	2,509	2,558,678
4.00%, 10/15/30(i)	136	137,049
Boyd Gaming Corp. 8.63%, 06/01/25(a)	169	185,271
6.38%, 04/01/26	505	525,801
6.00%, 08/15/26	330	340,312
4.75%, 12/01/27	393	385,631
Caesars Entertainment, Inc.(a) 6.25%, 07/01/25	3,215	3,360,463
8.13%, 07/01/27	1,921	2,036,260
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(a)	1,048	1,080,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(a)	1,111	1,144,330
Churchill Downs, Inc.(a) 5.50%, 04/01/27	2,042	2,131,440
4.75%, 01/15/28	282	283,410
Golden Nugget, Inc., 6.75%, 10/15/24(a)	1,269	1,059,615
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a) 5.00%, 06/01/24	600	615,180
5.25%, 06/01/26	399	414,561
Las Vegas Sands Corp. 3.50%, 08/18/26	96	97,283
3.90%, 08/08/29	88	87,983
McDonald’s Corp., 4.20%, 04/01/50(e)	480	584,206
MGM Resorts International 7.75%, 03/15/22	1,059	1,116,239
6.00%, 03/15/23	1,335	1,384,936
Scientific Games International, Inc.(a) 8.63%, 07/01/25	442	461,216
5.00%, 10/15/25	270	271,350
8.25%, 03/15/26	1,763	1,840,731
7.00%, 05/15/28	451	452,104
7.25%, 11/15/29	218	221,270
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(a)	1,648	1,753,060
Vail Resorts, Inc., 6.25%, 05/15/25(a)	341	361,886
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	602	559,860
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	850	809,625

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc. 7.75%, 04/01/25(a)	$909	$1,008,126
4.75%, 01/15/30(a)	324	349,920
3.63%, 03/15/31	281	281,000

		32,157,704

Household Durables — 0.6%
Brookfield Residential Properties, Inc./Brookfield
Residential U.S. Corp., 4.88%, 02/15/30(a)	770	720,728
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(a)	507	534,885
Lennar Corp. 2.95%, 11/29/20	520	520,000
8.38%, 01/15/21	1,515	1,541,512
4.75%, 11/15/22	1,605	1,669,200
4.88%, 12/15/23	466	501,533
4.75%, 05/30/25	134	146,245
5.25%, 06/01/26	890	999,025
Mattamy Group Corp., 4.63%, 03/01/30(a)	524	530,602
NCR Corp.(a) 5.75%, 09/01/27	512	535,291
5.00%, 10/01/28	241	241,193
6.13%, 09/01/29	175	185,311
5.25%, 10/01/30	245	245,000
PulteGroup, Inc. 5.00%, 01/15/27	106	119,913
7.88%, 06/15/32	56	77,000
Toll Brothers Finance Corp., 4.35%, 02/15/28	35	37,975

		8,605,413

Independent Power and Renewable Electricity Producers — 1.1%
Calpine Corp.(a) 5.25%, 06/01/26	1,351	1,403,527
4.50%, 02/15/28	1,386	1,419,458
5.13%, 03/15/28	3,575	3,700,125
4.63%, 02/01/29	1,181	1,178,786
5.00%, 02/01/31	1,232	1,255,777
Clearway Energy Operating LLC 5.75%, 10/15/25	545	572,250
4.75%, 03/15/28(a)	1,032	1,065,540
NRG Energy, Inc. 6.63%, 01/15/27	2,688	2,842,560
5.75%, 01/15/28	52	56,095
5.25%, 06/15/29(a)	1,189	1,293,037
TerraForm Power Operating LLC(a) 4.25%, 01/31/23	370	379,206
5.00%, 01/31/28	231	252,870
4.75%, 01/15/30	226	238,995

		15,658,226

Insurance — 3.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 10/15/27(a)	2,837	2,976,353
American International Group, Inc., (3 mo. LIBOR US + 4.20%), 8.18%, 05/15/58(g)	3,755	5,370,780
AmWINS Group, Inc., 7.75%, 07/01/26(a)	167	178,690
Aon PLC, 4.25%, 12/12/42(e)	6,500	7,567,359
Farmers Exchange Capital II, (3 mo. LIBOR US + 3.74%), 6.15%, 11/01/53(a)(g)	4,890	5,993,763
Global Atlantic Fin Co., 8.63%, 04/15/21(a)(e)	3,400	3,509,420
HUB International Ltd., 7.00%, 05/01/26(a)	1,724	1,786,495

Security	Par (000)	Value

Insurance (continued)
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40(a)(e)	$12,000	$17,361,663
Principal Financial Group, Inc., (3 mo. LIBOR US + 3.04%), 3.32%, 05/15/55(g)	5,000	4,473,500
Progressive Corp., Series B, (3 mo. LIBOR US + 2.54%), 5.38%(f)(g)	5,000	5,000,000

		54,218,023

Interactive Media & Services — 0.4%
Cablevision Lightpath LLC(a) 3.88%, 09/15/27	368	368,000
5.63%, 09/15/28	340	344,998
Netflix, Inc. 3.63%, 06/15/25(a)	210	219,371
5.88%, 11/15/28	1,698	2,026,062
5.38%, 11/15/29(a)	1,934	2,279,509
4.88%, 06/15/30(a)	487	555,180
Twitter, Inc., 3.88%, 12/15/27(a)	299	307,223

		6,100,343

Internet Software & Services — 1.3%
Booking Holdings, Inc. 3.55%, 03/15/28	3,375	3,765,126
4.63%, 04/13/30	2,185	2,625,044
Expedia Group, Inc., 6.25%, 05/01/25(a)(e)	5,550	6,121,145
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)	370	385,011
Match Group Holdings II LLC, 4.13%, 08/01/30(a)	517	522,977
Uber Technologies, Inc.(a) 7.50%, 11/01/23	706	735,440
7.50%, 05/15/25	1,590	1,694,288
8.00%, 11/01/26	47	50,092
7.50%, 09/15/27	1,266	1,354,620
6.25%, 01/15/28	440	451,968

		17,705,711

IT Services — 1.1%
Banff Merger Sub, Inc., 9.75%, 09/01/26(a)	2,404	2,541,268
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(a)	932	956,745
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/26(a)	1,231	1,253,312
Camelot Finance SA, 4.50%, 11/01/26(a)	1,575	1,606,500
Dun & Bradstreet Corp.(a) 6.88%, 08/15/26	1,210	1,299,600
10.25%, 02/15/27	822	928,860
Fidelity National Information Services, Inc., 5.00%, 10/15/25	538	640,485
Leidos, Inc., 4.38%, 05/15/30(a)	2,215	2,595,869
Presidio Holdings, Inc., 4.88%, 02/01/27(a)	329	332,290
Rackspace Technology Global, Inc., 8.63%, 11/15/24(a)(e)	527	551,874
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(a)	2,026	2,067,756

		14,774,559

Leisure Products — 0.1%
Mattel, Inc. 6.75%, 12/31/25(a)(e)	886	934,730
5.88%, 12/15/27(a)	503	541,354

8

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Products (continued)
Mattel, Inc. (continued) 6.20%, 10/01/40	$44	$42,634
5.45%, 11/01/41	236	220,687

		1,739,405

Machinery(a) — 0.4%
Colfax Corp. 6.00%, 02/15/24	734	760,608
6.38%, 02/15/26	894	947,640
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25	878	890,072
Titan Acquisition Ltd/Titan Co-Borrower LLC, 7.75%, 04/15/26	1,160	1,154,200
Vertical Holdco GmbH, 7.63%, 07/15/28	200	211,375
Vertical US Newco, Inc., 5.25%, 07/15/27	1,547	1,607,743

		5,571,638

Media — 9.5%
Altice Financing SA(a) 7.50%, 05/15/26	2,172	2,299,127
5.00%, 01/15/28	863	838,189
Altice France Holding SA(a) 10.50%, 05/15/27	4,098	4,553,903
6.00%, 02/15/28	934	890,840
CCO Holdings LLC/CCO Holdings Capital Corp.(a) 5.13%, 05/01/27(e)	3,132	3,295,553
5.00%, 02/01/28	162	170,100
5.38%, 06/01/29	1,983	2,149,076
4.75%, 03/01/30	353	373,739
4.50%, 08/15/30	3,937	4,134,027
4.25%, 02/01/31	1,913	1,982,752
4.50%, 05/01/32	2,723	2,842,131
Charter Communications Operating LLC/Charter
Communications Operating Capital 6.38%, 10/23/35	479	656,900
6.48%, 10/23/45(e)	9,584	12,854,570
5.38%, 05/01/47	1,500	1,781,042
6.83%, 10/23/55	3,540	4,902,779
Clear Channel Worldwide Holdings, Inc. 9.25%, 02/15/24	1,258	1,219,505
5.13%, 08/15/27(a)(e)	6,050	5,809,513
Comcast Corp. 3.75%, 04/01/40	545	637,366
4.95%, 10/15/58	3,795	5,437,602
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(a)(e)	5,110	5,126,097
Cox Communications, Inc., 8.38%, 03/01/39(a)	5,000	8,160,373
CSC Holdings LLC 5.25%, 06/01/24	1,061	1,137,923
5.50%, 05/15/26(a)	1,352	1,406,080
5.38%, 02/01/28(a)	336	354,900
7.50%, 04/01/28(a)	877	967,813
5.75%, 01/15/30(a)	406	431,375
4.13%, 12/01/30(a)	1,305	1,330,121
4.63%, 12/01/30(a)	3,854	3,882,905
3.38%, 02/15/31(a)	836	809,457
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)	1,332	942,390
Discovery Communications LLC, 4.88%, 04/01/43	4,000	4,624,998
DISH DBS Corp. 5.88%, 07/15/22	2,545	2,646,800
5.88%, 11/15/24	164	168,182

Security	Par (000)	Value

Media (continued)
DISH DBS Corp. (continued) 7.75%, 07/01/26	$1,883	$2,070,095
Fox Corp., 3.05%, 04/07/25	475	520,136
Gray Television, Inc., 7.00%, 05/15/27(a)	415	449,917
Hughes Satellite Systems Corp., 5.25%, 08/01/26	351	373,169
iHeartCommunications, Inc. 6.38%, 05/01/26	370	385,438
5.25%, 08/15/27(a)	376	366,600
4.75%, 01/15/28(a)	184	173,410
Lamar Media Corp. 5.75%, 02/01/26	282	291,165
4.00%, 02/15/30(a)	307	307,000
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	1,155	1,206,975
Lions Gate Capital Holdings LLC, 6.38%, 02/01/24(a)	253	250,470
Live Nation Entertainment, Inc., 6.50%, 05/15/27(a)	2,164	2,335,475
Meredith Corp., 6.88%, 02/01/26	144	120,240
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)	920	897,000
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(a)	105	108,906
Radiate Holdco LLC/Radiate Finance, Inc.(a) 4.50%, 09/15/26	1,356	1,355,715
6.50%, 09/15/28	2,205	2,259,601
Sirius XM Radio, Inc.(a) 5.00%, 08/01/27	626	652,605
5.50%, 07/01/29	1,669	1,790,003
4.13%, 07/01/30	904	920,950
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(a)	1,000	1,050,000
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(a)	1,566	1,572,342
Time Warner Cable LLC, 6.55%, 05/01/37	3,519	4,678,379
Viacom, Inc., (3 mo. LIBOR US + 3.90%), 5.88%, 02/28/57(g)	2,111	2,136,870
ViacomCBS, Inc., 5.85%, 09/01/43	1,300	1,649,045
Videotron Ltd., 5.13%, 04/15/27(a)	999	1,050,948
Virgin Media Secured Finance PLC(a) 5.50%, 08/15/26	487	507,698
5.50%, 05/15/29	1,761	1,890,345
4.50%, 08/15/30	754	774,690
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)	1,652	1,647,870
WMG Acquisition Corp.(a) 3.88%, 07/15/30	437	450,632
3.00%, 02/15/31	147	142,921
Zayo Group Holdings, Inc.(a) 4.00%, 03/01/27	5,175	5,093,364
6.13%, 03/01/28	2,281	2,354,448
Ziggo Bond Co. BV, 6.00%, 01/15/27(a)	955	987,231
Ziggo BV(a) 5.50%, 01/15/27	874	915,515
4.88%, 01/15/30	682	705,870

		133,261,166

Metals & Mining — 2.4%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	5,000	5,259,375
Arconic Corp.(a) 6.00%, 05/15/25	802	856,476
6.13%, 02/15/28	552	566,835

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining (continued)
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	$1,638	$1,656,264
Commercial Metals Co., 4.88%, 05/15/23(e)	2,194	2,281,760
Constellium SE(a)
6.63%, 03/01/25(e)	609	623,083
5.88%, 02/15/26	1,701	1,745,294
Freeport-McMoRan, Inc.
4.38%, 08/01/28	1,102	1,139,418
4.63%, 08/01/30	1,131	1,189,190
5.40%, 11/14/34	2,250	2,489,062
5.45%, 03/15/43	2,707	3,001,467
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)	817	827,213
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)	704	656,480
New Gold, Inc., 7.50%, 07/15/27(a)	862	918,030
Novelis Corp.(a)
5.88%, 09/30/26	1,876	1,927,590
4.75%, 01/30/30	2,718	2,669,674
Southern Copper Corp., 5.88%, 04/23/45	3,870	5,251,590

		33,058,801

Multiline Retail — 0.0%
Nordstrom, Inc., 8.75%, 05/15/25(a)	297	325,469

Multi-Utilities — 0.2%
NiSource, Inc., 3.60%, 05/01/30	2,200	2,506,839

Offshore Drilling & Other Services — 0.1%
Lam Research Corp., 4.88%, 03/15/49	875	1,238,532

Oil, Gas & Consumable Fuels — 15.4%
Aker BP ASA(a)
4.75%, 06/15/24	1,169	1,200,448
5.88%, 03/31/25	570	592,697
Apache Corp., 4.88%, 11/15/27	470	444,150
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(a)	1,161	1,143,585
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)	984	929,880
Buckeye Partners LP
4.13%, 03/01/25(a)	594	564,300
4.50%, 03/01/28(a)	821	791,239
5.85%, 11/15/43	327	302,915
5.60%, 10/15/44	290	257,220
Callon Petroleum Co.
6.25%, 04/15/23	224	71,680
6.13%, 10/01/24	16	4,560
8.25%, 07/15/25	817	220,590
6.38%, 07/01/26	106	25,970
Cenovus Energy, Inc.
3.00%, 08/15/22	183	178,383
3.80%, 09/15/23	104	100,463
5.38%, 07/15/25	1,381	1,329,126
5.40%, 06/15/47	77	65,053
Cheniere Energy Partners LP
5.63%, 10/01/26	380	395,200
4.50%, 10/01/29	1,206	1,237,079
Cheniere Energy, Inc., 4.63%, 10/15/28(a)	2,872	2,947,390
Cimarex Energy Co., 4.38%, 06/01/24	38	40,786
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	2,000	2,920,000
CNX Resources Corp., 7.25%, 03/14/27(a)	418	426,360
Comstock Resources, Inc. 7.50%, 05/15/25(a)	569	534,860

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc. (continued) 9.75%, 08/15/26	$724	$742,245
Concho Resources, Inc., 4.88%, 10/01/47	3,815	4,215,192
Continental Resources, Inc., 4.90%, 06/01/44	3,500	2,636,095
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 05/01/27(a)	567	506,484
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)	2,479	2,336,458
CVR Energy, Inc.(a)
5.25%, 02/15/25	526	457,620
5.75%, 02/15/28	175	148,750
DCP Midstream Operating LP
5.38%, 07/15/25	120	123,730
5.63%, 07/15/27	438	448,074
5.13%, 05/15/29	48	47,280
6.45%, 11/03/36(a)	247	236,695
6.75%, 09/15/37(a)	1,527	1,465,920
Diamondback Energy, Inc.
4.75%, 05/31/25	2,170	2,340,861
3.50%, 12/01/29	692	670,842
eG Global Finance PLC(a)
6.75%, 02/07/25	503	514,946
8.50%, 10/30/25	587	617,818
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	2,345	2,569,529
Enbridge, Inc.(g)
(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78	5,000	5,075,000
Series 16-A, (3 mo. LIBOR US + 3.89%), 6.00%, 01/15/77	5,880	5,909,400
Endeavor Energy Resources LP/EER Finance, Inc.(a)
6.63%, 07/15/25	322	330,855
5.50%, 01/30/26	2,136	2,119,980
5.75%, 01/30/28	518	520,590
Energy Transfer Operating LP
5.20%, 02/01/22(e)	10,200	10,569,748
4.25%, 03/15/23	553	574,977
5.88%, 01/15/24(e)	3,366	3,705,924
5.50%, 06/01/27	406	447,041
6.13%, 12/15/45	3,579	3,592,569
Series B, (3 mo. LIBOR US + 4.16%), 6.63%(f)(g)	5,000	3,398,500
EnLink Midstream LLC, 5.38%, 06/01/29	188	152,280
EnLink Midstream Partners LP
4.40%, 04/01/24	613	551,700
4.15%, 06/01/25	48	41,329
4.85%, 07/15/26	64	55,367
5.60%, 04/01/44	399	256,358
5.05%, 04/01/45	43	27,305
Enterprise Products Operating LLC
4.90%, 05/15/46(e)	5,375	6,057,593
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(g)	4,800	4,570,800
EOG Resources, Inc., 4.38%, 04/15/30	2,965	3,493,615
EQM Midstream Partners LP, 4.13%, 12/01/26	226	215,375
EQT Corp.
3.90%, 10/01/27	791	728,214
8.75%, 02/01/30	374	441,320
Extraction Oil & Gas, Inc.(a)(j)(k)
7.38%, 05/15/24	718	179,500
5.63%, 02/01/26	1,546	386,500
Exxon Mobil Corp., 3.45%, 04/15/51	3,890	4,274,154
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28	293	254,573

10

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Harvest Midstream I LP, 7.50%, 09/01/28(a)	$660	$656,700
Hess Corp., 5.80%, 04/01/47	5,000	5,481,236
Hess Midstream Operations LP, 5.63%, 02/15/26(a)	402	409,529
Indigo Natural Resources LLC, 6.88%, 02/15/26(a)	934	909,044
Kinder Morgan, Inc.
7.80%, 08/01/31	197	272,605
7.75%, 01/15/32(e)	4,586	6,384,759
Marathon Petroleum Corp.
4.75%, 12/15/23	1,230	1,348,093
4.70%, 05/01/25	4,280	4,836,712
5.13%, 12/15/26	937	1,086,306
Matador Resources Co., 5.88%, 09/15/26	1,218	1,018,187
MEG Energy Corp.(a)
7.00%, 03/31/24	130	120,900
6.50%, 01/15/25	1,486	1,457,647
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 06/15/25(a)	958	977,160
MPLX LP
4.13%, 03/01/27	825	906,876
5.20%, 03/01/47	3,500	3,816,209
4.70%, 04/15/48(e)	5,000	5,074,507
5.50%, 02/15/49	2,640	2,965,049
Murphy Oil Corp.
5.75%, 08/15/25	49	42,746
6.38%, 12/01/42	47	36,895
Murphy Oil USA, Inc., 4.75%, 09/15/29	383	407,895
New Fortress Energy, Inc., 6.75%, 09/15/25(a)	1,930	2,017,815
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	1,117	1,421,833
NuStar Logistics LP, 6.00%, 06/01/26	373	374,052
Occidental Petroleum Corp.
2.70%, 08/15/22	505	471,857
2.90%, 08/15/24	745	632,080
3.20%, 08/15/26	52	41,243
3.00%, 02/15/27	10	7,842
4.30%, 08/15/39	915	634,241
6.20%, 03/15/40	1,221	1,011,721
4.50%, 07/15/44	557	398,603
4.63%, 06/15/45	822	593,895
4.40%, 04/15/46	902	640,609
4.10%, 02/15/47	110	74,261
4.20%, 03/15/48	914	628,375
4.40%, 08/15/49	161	112,717
Parsley Energy LLC/Parsley Finance Corp.(a)
5.25%, 08/15/25	598	592,020
5.63%, 10/15/27	951	946,245
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(a)	65	66,626
PDC Energy, Inc.
6.25%, 12/01/25	135	125,550
5.75%, 05/15/26	759	704,769
Petroleos Mexicanos
3.50%, 01/30/23	5,000	4,911,431
4.63%, 09/21/23(e)	3,965	3,918,094
4.88%, 01/18/24	2,000	1,975,000
Plains All American Pipeline LP, Series B, (3 mo. LIBOR US + 4.11%), 6.13%(f)(g)	2,215	1,405,196
QEP Resources, Inc.
5.38%, 10/01/22	1,847	1,514,540
5.25%, 05/01/23	500	363,750

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
QEP Resources, Inc. (continued)
5.63%, 03/01/26	$317	$179,898
Range Resources Corp.
5.88%, 07/01/22	280	271,600
5.00%, 08/15/22	559	539,267
5.00%, 03/15/23(e)	551	523,450
Rattler Midstream LP, 5.63%, 07/15/25(a)	530	533,975
Rockies Express Pipeline LLC, 6.88%, 04/15/40(a)	580	597,864
Sabine Pass Liquefaction LLC
5.63%, 04/15/23(e)	10,510	11,512,339
5.75%, 05/15/24	2,575	2,916,130
5.88%, 06/30/26	1,481	1,751,274
SM Energy Co.
6.13%, 11/15/22	52	40,454
10.00%, 01/15/25(a)	1,298	1,233,100
Southwestern Energy Co.
4.10%, 03/15/22	550	543,125
6.45%, 01/23/25	214	207,313
7.50%, 04/01/26	130	127,075
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23	672	675,360
6.00%, 04/15/27	141	144,878
5.88%, 03/15/28	317	324,133
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 09/15/24(a)	284	266,960
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.13%, 02/01/25	136	135,660
5.88%, 04/15/26	669	686,862
5.38%, 02/01/27	5	5,028
6.50%, 07/15/27	228	237,690
5.00%, 01/15/28	869	847,275
6.88%, 01/15/29	1,404	1,501,859
5.50%, 03/01/30(a)	836	836,878
4.88%, 02/01/31(a)	678	656,592
TransCanada PipeLines Ltd., 4.88%, 05/15/48	4,000	4,974,273
Transcanada Trust, (3 mo. LIBOR US + 3.53%), 5.63%, 05/20/75(g)	2,755	2,803,212
Transocean, Inc., 11.50%, 01/30/27(a)	294	120,599
Viper Energy Partners LP, 5.38%, 11/01/27(a)	382	376,270
Western Midstream Operating LP
5.38%, 06/01/21(e)	5,125	5,163,437
5.45%, 04/01/44	12	10,260
5.30%, 03/01/48	1,180	949,900
5.50%, 08/15/48	16	13,200
6.25%, 02/01/50	1,160	1,074,450
Williams Cos., Inc.
3.70%, 01/15/23	2,245	2,372,594
4.55%, 06/24/24	527	584,010
8.75%, 03/15/32	2,478	3,532,136
5.10%, 09/15/45(e)	5,075	5,691,348
WPX Energy, Inc.
6.00%, 01/15/22	72	74,160
8.25%, 08/01/23	811	916,430
5.25%, 09/15/24	22	22,930
5.75%, 06/01/26	501	518,535
5.25%, 10/15/27	200	203,000
5.88%, 06/15/28	314	328,130
4.50%, 01/15/30	180	176,964

		215,728,337

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Personal Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28(a)	$385	$405,109

Pharmaceuticals — 5.0%
AbbVie Inc., 2.80%, 03/15/23(a)	3,000	3,136,303
AbbVie, Inc.(e) 5.00%, 12/15/21(a)	1,631	1,700,723
4.75%, 03/15/45(a)	5,485	6,628,579
4.70%, 05/14/45	3,255	4,007,885
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)	1,552	1,705,260
Bausch Health Cos., Inc.(a) 5.50%, 03/01/23	1,777	1,770,336
5.88%, 05/15/23	42	41,790
6.13%, 04/15/25	504	515,970
5.50%, 11/01/25	280	287,350
9.00%, 12/15/25	1,531	1,665,422
5.75%, 08/15/27	326	345,968
7.00%, 01/15/28	536	568,160
5.00%, 01/30/28	37	35,936
6.25%, 02/15/29	1,122	1,154,044
7.25%, 05/30/29	1,242	1,338,255
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(a)	1,051	1,093,040
Charles River Laboratories International, Inc.(a)
5.50%, 04/01/26	806	848,315
4.25%, 05/01/28	425	446,033
CVS Health Corp.(e) 5.13%, 07/20/45	3,879	4,901,074
5.05%, 03/25/48	8,205	10,472,931
Elanco Animal Health, Inc., 5.90%, 08/28/28	421	486,255
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)
9.50%, 07/31/27	295	308,275
6.00%, 06/30/28	271	199,185
IQVIA, Inc.(a) 5.00%, 10/15/26	554	578,930
5.00%, 05/15/27	1,192	1,249,895
Jaguar Holding Co. II/PPD Development LP(a)
4.63%, 06/15/25	1,179	1,214,370
5.00%, 06/15/28	1,101	1,149,169
MEDNAX, Inc.(a) 5.25%, 12/01/23	323	327,038
6.25%, 01/15/27	426	441,958
Merck & Co., Inc., 6.50%, 12/01/33(e)	6,420	10,045,043
Par Pharmaceutical, Inc., 7.50%, 04/01/27(a)	3,021	3,165,041
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30(e)	8,270	8,351,415

		70,179,948

Producer Durables: Miscellaneous(a) — 0.5%
Boxer Parent Co., Inc. 7.13%, 10/02/25	850	907,851
9.13%, 03/01/26	336	356,160
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24	1,430	1,514,370
Open Text Corp., 3.88%, 02/15/28	1,031	1,042,918
Open Text Holdings, Inc., 4.13%, 02/15/30	1,734	1,783,315

Security	Par (000)	Value

Producer Durables: Miscellaneous (continued)
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23	$480	$480,288
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 02/01/23	684	682,434

		6,767,336

Professional Services(a) — 0.1%
Gartner, Inc. 4.50%, 07/01/28	746	784,233
3.75%, 10/01/30	940	950,857

		1,735,090

Real Estate Management & Development(a) — 0.4%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25	183	182,908
Greystar Real Estate Partners LLC, 5.75%, 12/01/25	360	362,700
Howard Hughes Corp., 5.38%, 08/01/28	762	761,611
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29	4,485	4,898,545

		6,205,764

Road & Rail — 1.9%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.35%), 6.61%, 12/15/55(g)	6,125	6,990,163
CSX Corp., 3.80%, 04/15/50	770	916,427
Norfolk Southern Corp., 6.00%, 03/15/05(e)	12,700	17,972,062

		25,878,652

Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices, Inc., 2.95%, 04/01/25	2,010	2,186,111
Broadcom, Inc. 4.70%, 04/15/25(e)	5,865	6,664,473
5.00%, 04/15/30	10,970	12,940,182
Microchip Technology, Inc., 4.25%, 09/01/25(a)	2,061	2,138,409
NVIDIA Corp. 3.50%, 04/01/50(e)	2,785	3,259,227
3.70%, 04/01/60	1,760	2,098,259
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 05/01/30(a)	1,755	1,921,214
ON Semiconductor Corp., 3.88%, 09/01/28(a)	728	738,247
Qorvo, Inc., 3.38%, 04/01/31(a)	879	893,284
QUALCOMM, Inc., 4.30%, 05/20/47(e)	3,500	4,495,765
Sensata Technologies BV(a) 5.63%, 11/01/24	695	754,075
5.00%, 10/01/25	572	614,900
Sensata Technologies, Inc.(a) 4.38%, 02/15/30	1,390	1,459,500
3.75%, 02/15/31	562	558,487

		40,722,133

Software — 1.1%
ANGI Group LLC, 3.88%, 08/15/28(a)	582	576,180
Black Knight InfoServ LLC, 3.63%, 09/01/28(a)	859	868,127
CDK Global, Inc. 5.88%, 06/15/26	378	394,065
4.88%, 06/01/27	606	637,815
5.25%, 05/15/29(a)	1,590	1,693,350
MSCI, Inc., 3.88%, 02/15/31(a)	1,392	1,450,742
PTC, Inc.(a) 3.63%, 02/15/25	406	412,090

12

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
PTC, Inc.(a) (continued) 4.00%, 02/15/28	$867	$891,124
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)	1,831	1,913,395
SS&C Technologies, Inc., 5.50%, 09/30/27(a)	4,404	4,680,219
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(a)	1,340	1,381,875

		14,898,982

Specialty Retail — 0.4%
Gap, Inc., 8.88%, 05/15/27(a)	350	398,125
L Brands, Inc. 6.88%, 07/01/25(a)	604	652,320
6.88%, 11/01/35	1,119	1,102,556
PetSmart, Inc.(a) 7.13%, 03/15/23	588	593,145
5.88%, 06/01/25	2,317	2,371,681
Staples, Inc., 7.50%, 04/15/26(a)	1,117	1,032,287

		6,150,114

Technology Hardware, Storage & Peripherals(a) — 0.5%
Dell International LLC/EMC Corp. 5.88%, 06/15/21	407	407,509
7.13%, 06/15/24	1,233	1,282,554
5.85%, 07/15/25	2,395	2,790,635
8.35%, 07/15/46	2,355	3,111,455

		7,592,153

Telecommunications Equipment — 0.2%
Nokia OYJ, 6.63%, 05/15/39	324	401,376
ViaSat, Inc.(a) 5.63%, 04/15/27	1,286	1,322,972
6.50%, 07/15/28	1,149	1,150,666

		2,875,014

Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., 5.38%, 05/15/25(a)	273	288,015
Levi Strauss & Co., 5.00%, 05/01/25	270	276,244
William Carter Co., 5.63%, 03/15/27(a)	365	380,969

		945,228

Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25(a)	268	248,235
MGIC Investment Corp., 5.25%, 08/15/28	436	449,701
Nationstar Mortgage Holdings, Inc.(a)
6.00%, 01/15/27	654	666,661
5.50%, 08/15/28	565	564,294

		1,928,891

Tobacco — 2.0%
Altria Group, Inc., 10.20%, 02/06/39(e)	13,392	22,586,847
BAT Capital Corp., 4.54%, 08/15/47	3,000	3,212,622
Reynolds American, Inc., 5.85%, 08/15/45	2,335	2,837,363

		28,636,832

Transportation Infrastructure — 0.6%
FedEx Corp., 5.25%, 05/15/50	6,000	8,106,369

Utilities(a) — 0.4%
Midland Cogeneration Venture LP, 5.25%, 03/15/25(e)	2,443	2,403,935
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28	1,282	1,330,075

Security	Par (000)	Value

Utilities (continued)
Vistra Operations Co. LLC 5.63%, 02/15/27	$812	$856,822
5.00%, 07/31/27	436	456,928

		5,047,760

Wireless Telecommunication Services — 3.7%
Altice France SA(a) 7.38%, 05/01/26(e)	6,371	6,676,171
8.13%, 02/01/27	1,112	1,212,080
5.50%, 01/15/28	2,001	2,026,012
5.13%, 01/15/29	338	336,732
American Tower Corp., 3.60%, 01/15/28	4,000	4,486,803
Crown Castle International Corp. 3.65%, 09/01/27(e)	8,000	8,951,802
3.30%, 07/01/30	1,220	1,334,159
4.15%, 07/01/50	820	937,277
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24(a)	635	634,998
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(a)	26	27,794
SBA Communications Corp. 4.88%, 09/01/24	2,548	2,611,445
3.88%, 02/15/27(a)	2,908	2,951,620
Sprint Corp. 7.88%, 09/15/23	1,233	1,416,409
7.13%, 06/15/24	1,333	1,533,763
7.63%, 02/15/25	36	42,120
7.63%, 03/01/26	1,196	1,445,228
T-Mobile USA, Inc. 4.50%, 02/01/26	538	554,355
4.75%, 02/01/28	913	976,673
3.88%, 04/15/30(a)(e)	2,925	3,318,763
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23	490	482,650
VICI Properties LP/VICI Note Co., Inc.(a) 3.50%, 02/15/25	946	936,545
4.25%, 12/01/26	3,168	3,182,731
3.75%, 02/15/27	1,004	987,213
4.63%, 12/01/29	1,298	1,320,715
4.13%, 08/15/30	3,469	3,412,629
VTR Comunicaciones SpA, 5.13%, 01/15/28(a)	449	462,737

		52,259,424

Total Corporate Bonds — 109.6% (Cost: $1,381,030,490)		1,536,621,766

Foreign Agency Obligations

Brazil — 0.5%
Brazilian Government International Bond, 5.00%, 01/27/45	6,525	6,565,781

Colombia — 0.3%
Colombia Government International Bond, 5.63%, 02/26/44	4,000	4,956,250

Indonesia — 0.4%
Indonesia Government International Bond, 5.88%, 01/15/24(a)	4,400	5,062,750

Mexico — 0.5%
Mexico Government International Bond, 4.75%, 03/08/44	5,800	6,365,500

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Uruguay — 0.3%
Uruguay Government International Bond, 5.10%, 06/18/50	$3,500	$4,693,281

Total Foreign Agency Obligations — 2.0% (Cost: $23,631,583)		27,643,562

Municipal Bonds

Illinois — 0.3%
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.85%, 01/01/38	5,000	5,020,550

New York — 0.9%
Metropolitan Transportation Authority, RB, BAB, 6.55%, 11/15/31	10,000	12,078,400

Total Municipal Bonds — 1.2% (Cost: $14,833,900)		17,098,950

Preferred Securities

Capital Trusts — 16.8%

Automobiles — 0.2%
General Motors Financial Co., Inc., Series C, 5.70%(f)(g)	2,565	2,574,619

Banks(f)(g) — 3.7%
CIT Group, Inc., Series A, 5.80%	3,000	2,412,180
HSBC Capital Funding Dollar 1 LP, 10.18%(a)(e)	11,835	19,882,800
Huntington Bancshares, Inc., Series F, 5.63%	6,450	7,095,000
Macquarie Bank Ltd., 6.13%(a)	1,885	1,934,953
Nordea Bank Abp, 6.13%(a)	5,540	5,938,215
US Bancorp, Series J, 5.30%(e)	10,415	11,260,860
Wells Fargo & Co.
Series S, 5.90%	281	287,209
Series U, 5.88%	2,655	2,858,406

		51,669,623

Capital Markets — 0.1%
State Street Corp., Series F, 3.85%(f)(g)	1,855	1,844,426

Consumer Finance(f)(g) — 0.6%
American Express Co., Series C, 3.54%	4,510	4,078,889
Capital One Financial Corp., Series E, 4.05%	5,000	4,419,650

		8,498,539

Diversified Financial Services — 8.9%
Bank of America Corp.(f)(g)
Series AA, 6.10%	8,630	9,394,704
Series U, 5.20%(e)	5,785	5,819,531
Barclays PLC, 8.00%(f)(g)	4,500	4,792,500
BNP Paribas SA(a)(f)(g)
7.20%(e)	5,000	5,423,586
6.75%(e)	5,000	5,156,250
7.38%	4,535	5,050,856
Citigroup, Inc., 5.90%(f)(g)	2,210	2,262,952
Credit Agricole SA, 8.13%(a)(f)(g)	5,000	5,875,000
Credit Suisse Group AG(a)(f)(g) 5.10%	1,230	1,186,950
6.25%(e)	7,255	7,771,106

Security	Par (000)	Value

Diversified Financial Services (continued)
Credit Suisse Group AG(a)(f)(g) (continued) 7.50%	$1,865	$1,968,153
HSBC Holdings PLC, 6.50%(f)(g)	2,615	2,776,790
JPMorgan Chase & Co. 8.75%, 09/01/30	2,000	2,942,091
Series I, 3.74%(f)(g)	1,785	1,711,578
Series Q, 5.15%(f)(g)	4,000	4,020,000
Series R, 6.00%(e)(f)(g)	14,130	14,483,250
Series S, 6.75%(e)(f)(g)	9,775	10,581,438
Lloyds Banking Group PLC, 7.50%(f)(g)	8,285	8,823,525
Morgan Stanley, Series H, 3.85%(f)(g)	8,675	8,187,031
Natwest Group PLC, 8.63%(e)(f)(g)	5,135	5,263,375
Royal Bank of Scotland Group PLC, 8.00%(f)(g)	970	1,076,700
Societe Generale SA, 7.38%(a)(f)(g)	1,980	2,029,500
UBS Group AG, 7.00%(a)(e)(f)(g)	7,500	8,006,250

		124,603,116

Electric Utilities — 0.5%
PPL Capital Funding, Inc., Series A, 2.89%, 03/30/67(g)	8,300	6,536,250

Insurance — 1.9%
ACE Capital Trust II, 9.70%, 04/01/30	7,000	10,373,878
Allstate Corp., Series B, 5.75%, 08/15/53(g)	5,000	5,206,370
Equitable of Iowa Cos. Capital Trust II, Series B,
8.42%, 04/01/27	5,000	5,571,105
MetLife, Inc., 6.40%, 12/15/36(e)	5,000	6,220,292

		27,371,645

Media — 0.4%
NBCUniversal Enterprise, Inc., 5.25%(a)(f)	5,600	5,656,000

Oil, Gas & Consumable Fuels — 0.1%
Enterprise Products Operating LLC, 3.02%, 06/01/67(g)	2,500	1,925,000

Wireless Telecommunication Services — 0.4%
Vodafone Group PLC, 7.00%, 04/04/79(g)	4,745	5,630,527

Total Capital Trusts — 16.8%		236,309,745

	Shares

Preferred Stocks — 3.0%

Banks(f)(g) — 2.0%
Citigroup, Inc., Series K, 6.88%	488,320	13,492,282
Wells Fargo & Co., Series Q, 5.85%	550,500	14,346,030

		27,838,312

Capital Markets(f)(g) — 0.7%
Goldman Sachs Group, Inc., Series J, 5.50%	162,450	4,306,549
State Street Corp., Series D, 5.90%	220,495	6,101,097

		10,407,646

Electric Utilities — 0.2%
Entergy Louisiana LLC, 5.25%, 07/01/52	90,000	2,309,400

14

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 0.1%
Vornado Realty Trust, Series K, 5.70%(f)	50,000	$1,268,500

Total Preferred Stocks — 3.0%		41,823,858

Total Preferred Securities — 19.8% (Cost: $262,694,116)		278,133,603

Warrants

Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co. (Expires 06/30/23)	29,074	45,937

Total Warrants — 0.0% (Cost: $124,728)		45,937

Total Long-Term Investments — 139.4% (Cost: $1,780,601,570)		1,954,290,430

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(l)(m)	18,148,138	18,148,138

Total Short-Term Securities — 1.3% (Cost: $18,148,138)		18,148,138

Options Purchased — 0.0% (Cost: $1,214,200)		226,341

Total Investments — 140.7% (Cost: $1,799,963,908)		1,972,664,909

Liabilities in Excess of Other Assets — (40.7)%		(570,774,904)

Net Assets — 100.0%		$1,401,890,005

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	Perpetual security with no stated maturity date.
(g)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	When-issued security.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Affiliate of the Trust.
(m)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2020, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$9,646,385	$8,501,753	(a)	$—	$—	$—	$18,148,138	18,148,138	$76,030	$—

(a)	Represents net amount purchased (sold).

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Barclays Capital, Inc.	0.50	%(b)	01/31/20	Open		$488,565	$573,076	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	(b)	03/18/20	Open		7,188,750	7,232,022	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.75	(b)	03/20/20	Open		385,193	386,757	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.75	(b)	03/20/20	Open		495,158	497,169	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.80	(b)	03/20/20	Open		1,653,728	1,660,894	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95	(b)	03/25/20	Open		8,092,700	8,133,062	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95	(b)	03/25/20	Open		2,229,975	2,241,097	Corporate Bonds	Open/Demand

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
RBC Capital Markets LLC	0.95	%(b)	03/25/20	Open		$8,682,750	$8,726,055	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	03/26/20	Open		4,305,000	4,330,890	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	03/26/20	Open		2,269,200	2,282,847	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.45	(b)	03/27/20	Open		5,255,000	5,274,071	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.45	(b)	04/08/20	Open		5,016,000	5,029,474	Capital Trusts	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/08/20	Open		2,112,500	2,122,173	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/08/20	Open		2,500,000	2,511,448	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/08/20	Open		6,760,000	6,790,955	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/08/20	Open		6,637,062	6,667,455	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/08/20	Open		2,072,500	2,081,990	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.75	(b)	04/14/20	Open		195,880	196,570	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.90	(b)	04/15/20	Open		8,907,469	8,944,880	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.90	(b)	04/15/20	Open		8,826,712	8,863,785	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.90	(b)	04/15/20	Open		12,275,437	12,326,994	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.90	(b)	04/15/20	Open		15,341,119	15,405,551	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.00	(b)	04/15/20	Open		1,830,567	1,839,110	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	04/15/20	Open		2,275,000	2,285,617	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	04/15/20	Open		3,931,250	3,949,596	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	04/15/20	Open		4,542,125	4,563,322	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.45	(b)	05/04/20	Open		2,989,000	2,995,626	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	05/14/20	Open		5,287,247	5,299,944	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	05/20/20	Open		1,626,923	1,630,556	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	05/29/20	Open		3,905,000	3,913,813	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	05/29/20	Open		5,675,175	5,687,984	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	05/29/20	Open		4,950,000	4,961,172	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	06/09/20	Open		1,196,748	1,200,692	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	(b)	06/15/20	Open		4,656,250	4,673,013	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/26/20	Open		4,436,606	4,442,910	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/26/20	Open		5,390,437	5,398,096	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/26/20	Open		5,677,031	5,685,097	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	06/26/20	Open		6,066,994	6,082,835	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.00	(b)	06/26/20	Open		3,996,281	4,006,605	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	06/26/20	Open		6,403,125	6,420,378	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.00	(b)	06/26/20	Open		4,162,500	4,173,253	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		6,912,500	6,922,782	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	08/11/20	Open		6,392,850	6,397,831	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	08/20/20	Open		21,611,340	21,622,686	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	(b)	08/26/20	Open		971,554	972,593	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	08/31/20	Open		7,157,200	7,159,973	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	08/31/20	Open		7,908,187	7,911,252	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.25	(b)	09/02/20	Open		436,668	436,755	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		10,102,406	10,104,932	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		858,084	858,298	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		16,605,000	16,609,151	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		7,732,500	7,734,433	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		11,150,000	11,152,787	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		4,008,025	4,009,027	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		9,501,600	9,503,975	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		5,662,500	5,663,916	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		5,598,562	5,599,962	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		16,350,000	16,354,087	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		9,255,500	9,257,814	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		5,915,000	5,916,479	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		3,555,000	3,555,889	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		8,530,000	8,532,133	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		8,302,406	8,304,482	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		8,002,500	8,004,501	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	(b)	09/10/20	Open		15,550,000	15,558,984	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/15/20	Open		2,709,180	2,710,140	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	09/18/20	Open		14,728,984	14,732,175	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	09/21/20	Open		355,268	355,294	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/21/20	Open		972,500	972,622	Corporate Bonds	Open/Demand

16

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Barclays Capital, Inc.	0.50	%(b)	09/21/20	Open		$4,888,325	$4,888,936	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/21/20	Open		6,442,500	6,443,305	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open		1,184,553	1,184,789	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.40	(b)	09/25/20	Open		9,805,947	9,806,274	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		1,656,890	1,656,980	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		5,667,756	5,668,063	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		4,992,225	4,992,495	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		4,695,781	4,696,036	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		3,955,000	3,955,214	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		1,519,836	1,519,919	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		3,536,632	3,536,824	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		4,793,349	4,793,608	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		4,647,875	4,648,127	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/25/20	Open		3,503,908	3,504,106	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/25/20	Open		2,375,419	2,375,557	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/25/20	Open		1,105,256	1,105,325	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.43	(b)	09/28/20	Open		1,111,250	1,111,277	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open		551,400	551,414	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open		5,943,750	5,943,899	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open		3,140,625	3,140,704	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open		3,891,194	3,891,291	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open		8,620,000	8,620,215	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		533,900	533,919	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		4,095,000	4,095,148	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		774,279	774,307	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		2,019,795	2,019,868	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		4,826,900	4,827,074	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		4,693,750	4,693,920	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		5,170,000	5,170,187	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/29/20	Open		20,416,094	20,416,349	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/29/20	Open		3,425,500	3,425,543	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		3,005,200	3,005,271	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		8,708,400	8,708,606	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		2,947,387	2,947,457	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		2,904,345	2,904,414	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		10,542,400	10,542,649	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		9,160,200	9,160,416	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		2,806,040	2,806,106	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		2,715,436	2,715,500	Corporate Bonds	Open/Demand

						$584,298,368	$585,184,879

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Ultra Treasury Bond	98	12/21/20	$21,738	$(64,424)

Short Contracts
10-Year U.S. Treasury Note	711	12/21/20	99,207	(72,034)
Long U.S. Treasury Bond	113	12/21/20	19,920	66,450
5-Year U.S. Treasury Note	50	12/31/20	6,302	(8,760)

				(14,344)

				$(78,768)

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Allocation Income Trust (BTZ)

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust			Expiration Date	Exercise Rate	Notional Amount (000)
Description	Rate	Frequency	Rate	Frequency	Counterparty					Value
Put
10-Year Interest Rate Swap, 08/15/51	2.50%	Semi-Annual	3-Month USD, LIBOR, 0.23%	Quarterly	Citibank N.A.	01/15/21	2.50%	USD	67,000	$4,212
30-Year Interest Rate Swap, 01/17/31	2.50%	Semi-Annual	3-Month USD, LIBOR, 0.23%	Quarterly	JPMorgan Chase Bank N.A.	08/13/21	2.50	USD	40,000	222,129

										$226,341

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Prudential Financial, Inc.	1.00%	Quarterly	Citibank N.A.	06/20/21	USD	1,920	$(13,427)	$4,131	$(17,558)
Prudential Financial, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/21	USD	1,155	(8,077)	2,643	(10,720)
Prudential Financial, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/21	USD	9,500	(66,435)	17,878	(84,313)

							$(87,939)	$24,652	$(112,591)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$93,110,255	$1,636,357	$94,746,612
Corporate Bonds	—	1,534,934,922	1,686,844	1,536,621,766
Foreign Agency Obligations	—	27,643,562	—	27,643,562
Municipal Bonds	—	17,098,950	—	17,098,950
Preferred Securities
Capital Trusts	—	236,309,745	—	236,309,745
Preferred Stocks	41,823,858	—	—	41,823,858
Warrants	—	45,937	—	45,937
Short-Term Securities
Money Market Funds	18,148,138	—	—	18,148,138

18

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Options Purchased
Interest Rate Contracts	$—	$226,341	$—	$226,341

	$59,971,996	$1,909,369,712	$3,323,201	$1,972,664,909

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$66,450	$—	$—	$66,450
Liabilities
Credit Contracts	—	(112,591)	—	(112,591)
Interest Rate Contracts	(145,218)	—	—	(145,218)

	$(78,768)	$(112,591)	$—	$(191,359)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $585,184,879 are categorized as Level 2 within the disclosure hierarchy.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ARB	Airport Revenue Bonds

BAB	Build America Bond

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

PIK	Payment-in-Kind

RB	Revenue Bond

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS	19